NET LOSS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2025
Earnings Per Share [Abstract]
SCHEDULE OF BASIC AND DILUTED NET LOSS PER SHARE

Basic and diluted net loss per share for each of the periods presented are calculated as follows:

	For the fiscal year ended March 31,	For the nine months ended December 31,	For the year ended December 31,
	2024	2024	2025
	RMB	RMB	RMB

Basic net loss per share
Numerator:
Net loss attributable to Uxin Limited	(372,387)	(204,312)	(277,540)
Deemed dividend to preferred shareholders due to triggering of a down round feature	(2,060,254)	-	-
Net loss attributable to ordinary shareholders	(2,432,641)	(204,312)	(277,540)

Denominator:
Number of ordinary shares outstanding at the beginning of the period	1,410,826,415	56,381,481,399	56,395,662,999
Weighted average number of ordinary shares issued	754,367,970	6,137,059	4,906,843,295
Weighted average number of vested penny options	20,169,250	29,241,834	22,577,368
Weighted average number of unissued shares relating to the Performance Awards (Note 17)	-	327,882,355	1,431,232,500
Weighted average number of ordinary shares outstanding - basic	2,185,363,635	56,744,742,647	62,756,316,162

Net loss per share attributable to ordinary shareholders, basic	(1.11)	(0.00)	(0.00)

Diluted net loss per share
Numerator:
Diluted net loss attributable to ordinary shareholders	(2,432,641)	(204,312)	(277,540)

Denominator:
Weighted average number of ordinary shares outstanding – diluted	2,185,363,635	56,744,742,647	62,756,316,162

Net loss per share attributable to ordinary shareholders, diluted	(1.11)	(0.00)	(0.00)

SCHEDULE OF POTENTIAL ORDINARY SHARES THAT ARE ANTI-DILUTIVE AND EXCLUDED FROM THE CALCULATION OF DILUTED NET LOSS PER SHARE

	For the fiscal year ended March 31,	For the nine months ended December 31,	For the year ended December 31,
	2024	2024	2025

Unissued shares relating to the Performance Awards (Note 17)	-	594,838,632	-
Forward contract	-	216,847,736	964,746,183
Senior convertible preferred shares	1,288,858,108	-	-
Outstanding weighted average share options	13,605,459	9,937,549	28,071,729
Total	1,302,463,567	821,623,917	992,817,912